Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,515,893)	$ (33,305)
Other comprehensive income (loss) ("OCI"):
Foreign currency translation adjustment, net of tax expense of $nil (2023 - tax recovery of $6,616), (notes 23(b)(iii) and 23(b)(iv))	34,447	(5,386)
Change in fair value of cash flow hedges, net of tax expense $444 (2023 - tax recovery of $1,885), (note 23(b)(ii))	52,251	59,487
Change in pension and other post-employment benefits, net of tax expense of $3,750 (2023 - tax expense of $1,612) (note 10)	7,010	4,693
OCI, net of tax (note 14)	93,708	58,794
Amounts reclassified from AOCI (note 14 and 24(b))	94,593	0
Comprehensive income (loss)	(1,327,592)	25,489
Comprehensive loss attributable to the non-controlling interests	(130,759)	(60,962)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ (1,196,833)	$ 86,451